LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Costs
	Year Ended December 31,
	2025	2024
Fixed payments and variable payments that depend on an index or rate:
Office and operational lease expenses	$170	$144
Variable lease cost (included in the operating lease costs)	$1	$8
Loss from lease termination	$-	$68
Total operating lease costs	$171	$220

Schedule of Operating Cash Flows Included in Measurement of Lease Liabilities
	Year Ended December 31,
	2025	2024
Office and operational spaces lease expenses	$170	$130
Termination penalty	$-	$34
Total	$170	$164

Schedule of Supplemental Information Related to Operating Leases
	Year Ended December 31,
	2025	2024
Weighted average remaining lease term (years)	2.84	3.84
Weighted average discount rate	11.28%	11.28%

Schedule of Maturities Operating Lease Liabilities
Operating lease liabilities
2026	$191
2027	197
2028	150
Total undiscounted lease payments	$538
Less - imputed interest	$(70)
Present value of lease liabilities	$468